Material Accounting Policy Information (Details) - Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment - Useful Life, Lease Term [Member]	12 Months Ended
Dec. 31, 2023
Revenue backlog [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	17 years
Customer relationships [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	20 years
Customer relationships [Member] | Top of Range [Memeber]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	21 years
Customer contracts [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	15 years
Concession rights [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	3 years
Concession rights [Member] | Top of Range [Memeber]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	15 years
Transponder Rights [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	16 years
Software [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	5 years
Patents [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of intangible assets	18 years
Satellites [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	3 years
Satellites [Member] | Top of Range [Memeber]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	15 years
Right-of-use assets [member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	2 years
Right-of-use assets [member] | Top of Range [Memeber]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	27 years
Antennas, satellite control & communication equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	5 years
Antennas, satellite control & communication equipment [Member] | Top of Range [Memeber]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	20 years
Building, equipment & other [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	3 years
Building, equipment & other [Member] | Top of Range [Memeber]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment {Line Items]
Estimated useful lives of property & other equipment	25 years